Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2023, 2022, 2021, and 2020 and our financial performance for each such fiscal year:

Year	Summary Compensation Table for PEO	Compensation Actually Paid to PEO(a)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs(a)	Value of Initial Fixed $100 Investment Based on		Net Income ($000s)	Adjusted EBITDA ($000s)(c)
					Total Shareholder Return	Peer Group Total Shareholder Return(b)
2023	$13,924,693	$9,699,132	$4,876,819	$3,520,986	$16	$15	$(1,100,339)	$696,598
2022	$16,302,333	$(5,160,511)	$5,418,525	$(693,539)	$36	$17	$(262,670)	$950,288
2021	$8,768,653	$19,396,713	$3,060,630	$6,006,398	$124	$59	$(158,389)	$811,133
2020	$5,316,640	$2,399,270	$2,008,134	$1,252,530	$77	$52	$(1,915,222)	$538,673
	(a) Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:
Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2023	Robert Pittman	Richard Bressler	Michael McGuinness	Jordan Fasbender	Scott Hamilton
2022	Robert Pittman	Richard Bressler	Michael McGuinness	Jordan Fasbender	Scott Hamilton
2021	Robert Pittman	Richard Bressler	Michael McGuinness	Jordan Fasbender	Scott Hamilton
2020	Robert Pittman	Richard Bressler	Michael McGuinness	Paul McNicol	Scott Hamilton

Peer Group Issuers, Footnote
(b) For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) comprised of other radio companies including Cumulus Media, Beasley Broadcast Group, and Audacy, Inc. as presented in our 2023 Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 13,924,693	$ 16,302,333	$ 8,768,653	$ 5,316,640
PEO Actually Paid Compensation Amount	$ 9,699,132	(5,160,511)	19,396,713	2,399,270
Adjustment To PEO Compensation, Footnote

Adjustments	2023
	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(8,000,000)	$(2,465,092)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$7,689,976	$2,369,556
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(2,980,086)	$(975,524)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(935,451)	$(284,773)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	$(4,225,561)	$(1,355,833)

Non-PEO NEO Average Total Compensation Amount	$ 4,876,819	5,418,525	3,060,630	2,008,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,520,986	(693,539)	6,006,398	1,252,530
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments	2023
	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(8,000,000)	$(2,465,092)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$7,689,976	$2,369,556
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(2,980,086)	$(975,524)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(935,451)	$(284,773)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	$(4,225,561)	$(1,355,833)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 16	36	124	77
Peer Group Total Shareholder Return Amount	15	17	59	52
Net Income (Loss)	$ (1,100,339)	$ (262,670)	$ (158,389)	$ (1,915,222)
Company Selected Measure Amount	696,598	950,288	811,133	538,673
PEO Name	Robert Pittman	Robert Pittman	Robert Pittman	Robert Pittman
PEO | Deduction for Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,000,000)
PEO | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,689,976
PEO | Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,980,086)
PEO | Fair Value of Awards Granted during Prior FY that Vested during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(935,451)
PEO | Fair Value of Awards Granted during Prior FY that were forfeited during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Incremental Fair Value of Options/SARs Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Pension Actuarial Present Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Service Cost / Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction for Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,465,092)
Non-PEO NEO | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,369,556
Non-PEO NEO | Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(975,524)
Non-PEO NEO | Fair Value of Awards Granted during Prior FY that Vested during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(284,773)
Non-PEO NEO | Fair Value of Awards Granted during Prior FY that were forfeited during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Pension Actuarial Present Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Service Cost / Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0